Investments in Investee Entities	12 Months Ended
Dec. 31, 2024
Disclosure of information about consolidated structured entities [abstract]
Investments in Investee Entities
Note 8 - Investments in Investee Entities

A.	Consolidated entities:

1)
Business combinations

Signing of an agreement to acquire a company in the solar energy and energy storage segment in the United States - Clēnera LLC

On August 2, 2021, the Company acquired 90.1% of the holdings in Clēnera LLC (hereinafter: “Clēnera”), for a total value of up to USD 433 million.

Transaction structure

1.	The Company, through a wholly controlled American subsidiary, acquired the seller’s holdings, while the two founders will maintain a minority stake of 9.9%.

2.
The consideration for the transaction is comprised of upfront payments and future performance-dependent payments that will be determined in accordance with a gradual, performance-based (“Earn Out”) payment mechanism, which will gradually decrease according to the projects’ respective years of commercial operation, until 2025.

3.	5 years after the closing of the transaction, the founders will be given the opportunity to exercise a put option in respect of their holdings in Clēnera, in accordance with an agreed-upon mechanism.

Update of the liabilities in respect of Earn Out consideration and put option in connection with the transaction to acquire Clēnera LLC

According to changes in the Company’s estimations regarding the projected operation date of a limited number of projects and according to an update to the agreement signed on December 2022, the Company reduced the estimations for the value of the Earn Out consideration in the amount of approximately USD 8.8 million in 2024 (USD 28.8 million in 2023), and reduced the value in respect of the put option in the amount of approximately USD 0.3 million in 2024 (USD 5.9 million in 2023).

The total impact amounted to approximately USD 9.1 million (USD 34.7 million in 2023) and included in “Other income net” in the Consolidated statements of income.

As of December 31, 2024, the Company no longer has Earn Out consideration liability in the Consolidated Statements of Financial Position.

2)	Details of material consolidated entities which are held by the Company:

Entity name	Country of incorporation	Effective stake in equity interests consolidated entity
		As of December 31
		2024	2023
		%	%
Eshkol Havatzelet - Halutziot - Enlight L.P. (hereinafter: “Halutziot”)	Israel	90	90
Mivtachim Green Energies Ltd. (hereinafter: “Mivtachim”)	Israel	100	100
Talmei Bilu Green Energies Ltd. (hereinafter: “Talmei Bilu”)	Israel	100	100
Eshkol Ela - Kramim - Enlight L.P. (hereinafter: “Kramim”)	Israel	100	100
Eshkol Brosh - Idan - Enlight L.P. (hereinafter: “Idan”)	Israel	100	100
Eshkol Zayit - Zayit Yarok - Enlight L.P. (hereinafter: “Zayit Yarok”)	Israel	100	100
Peirot HaGolan - Enlight L.P., Eshkol Gefen - Barbur - Enlight L.P., Sde Nehemia - Enlight L.P. (hereinafter: “Peirot HaGolan”, “Barbur”, “Sde Nehemia”, altogether “Medium rooftops”)	Israel	51-100	51-100
Emek HaBacha Wind Energy Ltd. (hereinafter: “Emek HaBacha”)	Israel	40.85	40.85
Enlight Kramim L.P., Orsol Energy 3 (A.A.) L.P., Enlight Kidmat Zvi L.P., Enlight - Eshkol Dekel L.P., Enlight Beit Shikma L.P., Enlight Beit HaShita Solar Energy, L.P. (altogether hereinafter: “Sunlight”)
	Israel	50.1-100	50.1-100
Ruach Beresheet L.P. (hereinafter: “Ruach Beresheet”)	Israel	54	54
Enlight Sde Nitzan L.P., Enlight Ein Habesor L.P., Enlight Maccabi L.P., Enlight Maccabi 2 L.P., Enlight Revivim Ein Gedi L.P., Orsan Energy 3 L.P., A.N. Faran Solar L.P., Enlight Reim Renewable Energy L.P., A.N Mahanim L.P., Enlight Lavi L.P. (altogether hereinafter: "PV+Storage ")
	Israel	50.1-100	50.1-100
Mey Golan – Enlight Floating Energy 2 L.P.	Israel	100	74
Enlight Baron Floating Energy L.P.	Israel	100	-
Enlight Enterprise L.P.	Israel	100	100
Enlight Local Ltd.	Israel	80.15	-
Enlight Finance L.P.	Israel	100	100
Tullynamoyle Wind Farm 3 Limited (hereinafter: “Tullynamoyle”)	Ireland	50.1	50.1
Vjetroelektrana Lukovac d.o.o (Co-Op subsidiary, hereinafter: “Lukovac”)	Croatia	50.1	50.1
EW-K-Wind d.o.o (Co-Op subsidiary, hereinafter: “EWK”)	Serbia	50.1	50.1
Megujulohaz kft, Raaba Green kft (altogether hereinafter: “Attila”)	Hungary	50.1	50.1
Rabba ACDC KFT (hereinafter: “Raaba ACDC”)	Hungary	100	100
Rabba Flow KFT (hereinafter: " Raaba Flow")	Hungary	100	100
SOWI Kosovo LLC (hereinafter: “SOWI”)	Kosovo	60	60
Vindpark Malarberget I Norberg AB (hereinafter: “Picasso”)	Sweden	68.8	68.8
Generacion Eolica Castilla La Mancha Sl (hereinafter: “Gecama”)	Spain	71.99	71.99
Björnberget Vindkraft AB (R) (hereinafter: “Bjornberget”)	Sweden	55.18	55.18
Enlight K2-Wind doo Belgrade-Novi Belgrade (hereinafter: "Pupin")	Serbia	100	100
Clēnera LLC an American holding company that fully owns PV and storage projects entities in the US	USA	90.1	90.1

B.
Subsidiaries entities in which the non-controlling interests are material:

This section includes details regarding subsidiaries, as of the date of the relevant statement of financial position, whose non-controlling interests constitute at least 5% of the capital attributed to the owners of the Company and/or where the profit (loss) in the relevant year which is attributed to non-controlling interests constitutes at least 10% (in absolute values) of the profit (loss) attributed to owners in the relevant year.

Data from the financial statements of companies whose functional currency is a foreign currency - assets and liabilities were translated according to the relevant representative exchange rates as of December 31. Results and cash flow items were translated according to the average exchange rates during the year.

	As of December 31, 2024						For the year ended December 31, 2024
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit	Profit attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op (holding Lukovac and EWK)	49.90	31,772	13,992	210,210	19,057	141,732	49,663	20,328	6,911	36,062	(3,075)	(39,175)	(6,188)

The Iberian Wind (holding Gecama)	28.01	64,259	39,219	379,149	21,920	159,978	65,832	26,357	6,012	41,946	(5,792)	(26,897)	9,257

	As of December 31, 2023						For the year ended December 31, 2023
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit	Profit attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op (holding Lukovac and EWK)	49.9	35,556	26,611	229,483	20,632	170,832	49,211	19,946	8,304	29,451	(130)	(28,064)	1,257

	As of December 31, 2022						For the year ended December 31, 2022
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit	Profit attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op (holding Lukovac and EWK)	49.90	26,276	21,511	230,604	18,345	181,112	40,348	13,875	3,542	26,998	(911)	(20,133)	5,954

Danuba Power (holding SOWI)	52	25,792	20,362	134,658	11,252	94,168	23,718	7,323	3,808	11,857	(28,775)	19,144	2,226

The Iberian Wind (holding Gecama)	28.01	56,786	48,514	412,951	36,803	222,372	43,512	21,026	5,902	22,915	(108,038)	106,344	21,221